Reconciliation of cash and restricted cash - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Cash	$ 6,755,312	$ 2,585,180
Restricted cash	1,025,029
Cash and restricted cash	$ 7,780,341	$ 2,585,180